Depreciation	12 Months Ended
Dec. 31, 2018
Disclosure Of Depreciation [Abstract]
Disclosure of depreciation and amortisation expense [text block]
Note
10	Depreciation

Amounts in US$ '000	2018	2017	2016
Oil and gas properties	72,130	57,725	61,080
Production facilities and machinery	17,958	14,558	10,788
Furniture, equipment and vehicles	1,579	1,948	2,702
Buildings and improvements	996	844	920
Depreciation of property, plant and equipment (a)	92,663	75,075	75,490

Related to:
Productive assets	90,088	72,283	71,868
Administrative assets	2,575	2,792	3,622
Depreciation total (a)	92,663	75,075	75,490

(a)
Depreciation without considering capitalized costs for oil stock included in Inventories.